Loans Payable - Additional Information (Detail) In Millions, unless otherwise specified	0 Months Ended												0 Months Ended							0 Months Ended						0 Months Ended			0 Months Ended
	Aug. 19, 2013 ANZ Bank Loan	Oct. 17, 2012 ANZ Bank Loan	Aug. 19, 2013 ANZ Bank Loan USD ($)	Aug. 19, 2013 ANZ Bank Loan AUD	Aug. 19, 2013 ANZ Bank Loan CNY	Aug. 13, 2013 ANZ Bank Loan AUD	Aug. 13, 2013 ANZ Bank Loan CNY	Oct. 17, 2012 ANZ Bank Loan USD ($)	Oct. 17, 2012 ANZ Bank Loan AUD	Oct. 17, 2012 ANZ Bank Loan CNY	Sep. 18, 2012 ANZ Bank Loan AUD	Sep. 18, 2012 ANZ Bank Loan CNY	May 13, 2014 HSBC Bank Loan	Sep. 25, 2014 HSBC Bank Loan USD ($)	Sep. 25, 2014 HSBC Bank Loan CNY	May 23, 2014 HSBC Bank Loan USD ($)	May 23, 2014 HSBC Bank Loan CNY	May 13, 2014 HSBC Bank Loan USD ($)	May 13, 2014 HSBC Bank Loan CNY	Jul. 29, 2013 Sumitomo Mitsui Bank Loan	Jul. 29, 2013 Sumitomo Mitsui Bank Loan USD ($)	Jul. 29, 2013 Sumitomo Mitsui Bank Loan CNY	Jul. 24, 2013 Sumitomo Mitsui Bank Loan USD ($)	Jul. 24, 2013 Sumitomo Mitsui Bank Loan CNY	Dec. 09, 2014 Bank of China Agreement Loan	Dec. 09, 2014 Bank of China Unsecured Loan 1	Dec. 09, 2014 Bank of China Unsecured Loan 1 USD ($)	Dec. 09, 2014 Bank of China Unsecured Loan 1 CNY	Dec. 09, 2014 Bank of China Unsecured Loan 2	Dec. 09, 2014 Bank of China Unsecured Loan 2 USD ($)	Dec. 09, 2014 Bank of China Unsecured Loan 2 CNY
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan						235.00	1,190.00				105.00	532.46						$ 20.00	124.09				$ 150.00	930.69
The percentage points added to LIBOR to compute the floating interest rate per annum													0.80%
Amount borrowed under the commitment of a bank loan				235.00	1,190.00				55.00	278.91				8.00	49.60	7.00	43.40				150.00	930.69					150.00	930.69		150.00	930.69
Annual interest rate			1.65%	1.65%	1.65%			2.75%	2.75%	2.75%				1.13%	1.13%	1.12%	1.12%				1.17%	1.17%					2.31%	2.31%		2.45%	2.45%
Loan commitment amount cancelled									50.00
Unsecured loan borrowed			$ 200.00					$ 56.76
Unsecured loan, maturity period (in years)	2 years	2 years																		2 years						2 years			3 years
Number of loan agreements																									2
Number of unsecured loan																									2
Number of interest rate swap agreements																									2